Taxes (Details 1) - BRL (R$) R$ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes
Income / (loss) before income tax and social contribution			R$ 37,533	R$ 42,231	R$ 5,230
Charges (income tax and social contribution) at the rates in effect (1)			17,048	19,989	2,354
Increase / decrease in income tax and social contribution charges arising from:
Share of profit or (loss) of associates and joint ventures			954	821	384
Foreign exchange variation on investments abroad			(52)	437	7,201
Interest on capital			(4,449)	(2,889)	(2,765)
Other nondeductible expenses net of non taxable income (2)			5,102	9,181	(16,651)
Income tax and social contribution expenses			(6,595)	(6,661)	(8,655)
Related to temporary differences
Increase / (reversal) for the period			201	7,186	(18,489)
(Expenses) / Income from deferred taxes			(201)	(7,186)	18,489
Total income tax and social contribution expenses			R$ (6,796)	R$ (13,847)	R$ 9,834
Current IRPJ and CSLL rate	50.00%	45.00%